Land, Buildings And Equipment, Net (Tables)	12 Months Ended
May 26, 2013
Property, Plant and Equipment, Net [Abstract]
Components Of Land, Buildings And Equipment, Net
The components of land, buildings and equipment, net, are as follows:

(in millions)	May 26, 2013	May 27, 2012
Land	$888.1	$854.1
Buildings	4,474.5	3,959.7
Equipment	1,860.9	1,701.2
Assets under capital leases	67.7	68.1
Construction in progress	149.7	142.5
Total land, buildings and equipment	$7,440.9	$6,725.6
Less accumulated depreciation and amortization	(3,030.2)	(2,758.3)
Less amortization associated with assets under capital leases	(19.6)	(16.0)
Land, buildings and equipment, net	$4,391.1	$3,951.3